CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 162,946	$ 124,184	$ 62,379
Short-term bank deposits	28,722	52,997	2,989
Trade receivables	14,912	19,263	12,728
Prepaid expenses and other current assets	2,998	2,078	2,083
Short-term deferred tax asset	3,856	3,788	2,647
Total current assets	213,434	202,310	82,826
LONG-TERM ASSETS:
Property and equipment, net	2,321	2,148	1,272
Severance pay fund	3,046	3,060	3,071
Prepaid expenses and other long-term assets	1,044	1,021	1,012
Long-term deferred tax asset	2,215	2,013	1,451
Total long-term assets	8,626	8,242	6,806
TOTAL ASSETS	222,060	210,552	89,632
CURRENT LIABILITIES:
Trade payables	2,481	1,835	1,766
Employees and payroll accruals	7,139	10,322	6,821
Deferred revenues	28,818	22,594	18,175
Accrued expenses and other current liabilities	6,140	6,942	4,517
Total current liabilities	44,578	41,693	31,279
LONG-TERM LIABILITIES:
Deferred revenues	12,513	9,566	6,303
Other long-term liabilities	217	184
Accrued severance pay	4,312	4,101	4,070
Warrants to purchase preferred shares			2,134
Total long-term liabilities	17,042	13,851	12,507
TOTAL LIABILITIES	61,620	55,544	43,786
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 31,785,000 shares, 250,000,000 shares and 250,000,000 shares at December 31, 2013 and 2014 and March 31, 2015 (unaudited), respectively; Issued and outstanding: 7,019,352 shares, 30,501,352 shares and 30,757,908 shares at December 31, 2013 and 2014 and March 31, 2015 (unaudited), respectively;	80	79	17
Preferred shares of NIS 0.01 par value - Authorized: 18,215,000 shares, 0 shares and 0 shares at December 31, 2013 and 2014 and March 31, 2015 (unaudited), respectively; Issued and outstanding: 15,958,290 shares, 0 shares and 0 shares at December 31, 2013 and 2014 and March 31, 2015 (unaudited), respectively;			41
Additional paid-in capital	135,713	134,486	34,811
Accumulated other comprehensive income (loss)	(295)	(333)	155
Retained earnings	24,942	20,776	10,822
Total shareholders' equity	160,440	155,008	45,846
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 222,060	$ 210,552	$ 89,632